Summary of significant accounting policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Fossil fuels inventories	$ 83,705	$ 74,149
Spare parts	$ 272,580	$ 262,896